Loans and other financial assets at amortized cost - Details of other financial assets (Parenthetical) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Employee Embezzlement Incidents [Member]
Disclosure of other financial assets [Line Items]
Unusual or Uncertainty Loss, Loss in Period	₩ 63,354